Derivative and Hedging Instruments - Cash Flow Hedges (Details) - Cash flow hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	$ (193)	$ (50)
Change in value of the hedging instrument for ineffectiveness measurement	193	50
Gains (losses) deferred in AOCI on derivatives	193	50
Gains (losses) reclassified from AOCI into Total investment result	34	92
Ineffectiveness recognized in Total investment result	0	0
Interest rate risk | Forecasted liability issuance | Treasury locks
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	3	(1)
Change in value of the hedging instrument for ineffectiveness measurement	(3)	1
Gains (losses) deferred in AOCI on derivatives	(3)	1
Gains (losses) reclassified from AOCI into Total investment result	0	0
Ineffectiveness recognized in Total investment result	0	0
Foreign exchange risk | Fixed rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(23)	10
Change in value of the hedging instrument for ineffectiveness measurement	23	(10)
Gains (losses) deferred in AOCI on derivatives	23	(10)
Gains (losses) reclassified from AOCI into Total investment result	26	(8)
Ineffectiveness recognized in Total investment result	0	0
Interest and foreign exchange risk | Floating rate liabilities | Foreign currency swaps
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	32	(23)
Change in value of the hedging instrument for ineffectiveness measurement	(32)	23
Gains (losses) deferred in AOCI on derivatives	(32)	23
Gains (losses) reclassified from AOCI into Total investment result	(75)	16
Ineffectiveness recognized in Total investment result	0	0
Equity risk | Stock-based compensation | Equity contracts
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(145)	(40)
Change in value of the hedging instrument for ineffectiveness measurement	145	40
Gains (losses) deferred in AOCI on derivatives	145	40
Gains (losses) reclassified from AOCI into Total investment result	66	3
Ineffectiveness recognized in Total investment result	0	0
CPI risk | Inflation linked insurance liabilities | Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Change in value of the hedged item for ineffectiveness measurement	(60)	4
Change in value of the hedging instrument for ineffectiveness measurement	60	(4)
Gains (losses) deferred in AOCI on derivatives	60	(4)
Gains (losses) reclassified from AOCI into Total investment result	17	81
Ineffectiveness recognized in Total investment result	$ 0	$ 0